Ordinary Shares - Additional Information (Detail) - $ / shares				1 Months Ended		12 Months Ended
	Apr. 27, 2018	Mar. 22, 2018	Mar. 20, 2018	Apr. 30, 2019	May 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Class A [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued						83,490,841	67,101,314	44,639,737
Common shares, shares outstanding						83,490,841	67,101,314	44,639,737	992,456
Common shares, shares authorized						750,000,000	750,000,000
Common stock, par value	$ 0.0001					$ 0.0001	$ 0.0001
Stock issued during period shares stock options exercised with restricted stock award issuance				13,600,000		16,389,527	2,061,577
Common Class B [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued						152,357,321	152,357,321	159,157,321
Common shares, shares outstanding						152,357,321	152,357,321	159,157,321	99,007,544
Common shares, shares authorized						200,000,000	200,000,000
Common stock, par value	$ 0.0001					$ 0.0001	$ 0.0001
Number of shares Conversion of During Period							6,800,000
Common Class B [Member] | JOYY Inc [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Class B ordinary shares sold or transferred	367,870	6,985,294	1,397,059
Ordinary shares, per share		$ 7.16	$ 7.16
Number of shares converted into Class B ordinary shares and Class A ordinary shares				4,800,000
Class A-1 Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Stock issued during period shares stock options exercised with restricted stock award issuance						17,250,000
Number of shares converted into Class B ordinary shares and Class A ordinary shares					17,647,058
Class A-2 Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares converted into Class B ordinary shares and Class A ordinary shares						4,411,765
Class B-2 Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares converted into Class B ordinary shares and Class A ordinary shares						64,488,235